1. Operations (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfOperationsLineItems [Line Items]
Assets identified	R$ 35,930,100		R$ 33,162,377
Cash and cash equivalents	1,948,409		1,040,075	R$ 982,073	R$ 1,480,727
Trade accounts receivable			2,733,240
Taxes recoverable	152,157		501,685
Property, plant and equipment	10,840,663		9,829,450	8,934,303
Liabilities assumed			33,162,377
Suppliers	49,956		43,469
Deferred income tax and social contribution	157,420		156,630	R$ 178,430
Provisions for legal claims	R$ 1,664,773		R$ 1,400,064
Costa Oeste | Carrying amount
SummaryOfOperationsLineItems [Line Items]
Assets identified		R$ 102,355
Cash and cash equivalents		4,140
Trade accounts receivable		945
Prepaid expenses		22
Taxes recoverable		59
Collaterals		1,711
Financial assets - concession		95,448
Financial assets - business combination		0
Property, plant and equipment		13
Intangible assets		17
Liabilities assumed		30,420
Suppliers		93
Financing		26,011
Deferred income tax and social contribution		3,029
Deferred income tax and social contribution - business combination		0
Provisions for legal claims		831
Contingent liabilities - business combination		0
Others liabilities		456
Net assets acquired		71,935
Costa Oeste | At acquisition date
SummaryOfOperationsLineItems [Line Items]
Assets identified		109,327
Cash and cash equivalents		4,140
Trade accounts receivable		945
Prepaid expenses		22
Taxes recoverable		59
Collaterals		1,711
Financial assets - concession		95,448
Financial assets - business combination		6,972
Property, plant and equipment		13
Intangible assets		17
Liabilities assumed		36,108
Suppliers		93
Financing		26,011
Deferred income tax and social contribution		3,029
Deferred income tax and social contribution - business combination		661
Provisions for legal claims		831
Contingent liabilities - business combination		5,027
Others liabilities		456
Net assets acquired		73,219
Costa Oeste | Equity interest before business combination
SummaryOfOperationsLineItems [Line Items]
Assets identified		55,757
Cash and cash equivalents		2,111
Trade accounts receivable		482
Prepaid expenses		11
Taxes recoverable		30
Collaterals		873
Financial assets - concession		48,678
Financial assets - business combination		3,556
Property, plant and equipment		7
Intangible assets		9
Liabilities assumed		18,416
Suppliers		47
Financing		13,266
Deferred income tax and social contribution		1,545
Deferred income tax and social contribution - business combination		37
Provisions for legal claims		424
Contingent liabilities - business combination		2,564
Others liabilities		233
Net assets acquired		37,341
Costa Oeste | Equity interest acquired
SummaryOfOperationsLineItems [Line Items]
Assets identified		53,570
Cash and cash equivalents		2,029
Trade accounts receivable		463
Prepaid expenses		11
Taxes recoverable		29
Collaterals		838
Financial assets - concession		46,770
Financial assets - business combination		3,416
Property, plant and equipment		6
Intangible assets		8
Liabilities assumed		17,692
Suppliers		46
Financing		12,745
Deferred income tax and social contribution		1,484
Deferred income tax and social contribution - business combination		324
Provisions for legal claims		407
Contingent liabilities - business combination		2,463
Others liabilities		223
Net assets acquired		35,878
Marumbi | Carrying amount
SummaryOfOperationsLineItems [Line Items]
Assets identified		167,533
Cash and cash equivalents		3,857
Trade accounts receivable		1,928
Prepaid expenses		56
Taxes recoverable		6
Collaterals		2,623
Financial assets - concession		159,022
Financial assets - business combination		0
Property, plant and equipment		22
Intangible assets		19
Liabilities assumed		52,142
Suppliers		3,016
Financing		40,764
Deferred income tax and social contribution		4,919
Deferred income tax and social contribution - business combination		0
Provisions for legal claims		2,103
Contingent liabilities - business combination		0
Others liabilities		1,340
Net assets acquired		115,391
Marumbi | At acquisition date
SummaryOfOperationsLineItems [Line Items]
Assets identified		164,999
Cash and cash equivalents		3,857
Trade accounts receivable		1,928
Prepaid expenses		56
Taxes recoverable		6
Collaterals		2,623
Financial assets - concession		156,488
Financial assets - business combination		0
Property, plant and equipment		22
Intangible assets		19
Liabilities assumed		55,138
Suppliers		3,016
Financing		40,764
Deferred income tax and social contribution		4,919
Deferred income tax and social contribution - business combination		(2,849)
Provisions for legal claims		2,103
Contingent liabilities - business combination		5,845
Others liabilities		1,340
Net assets acquired		109,861
Marumbi | Equity interest before business combination
SummaryOfOperationsLineItems [Line Items]
Assets identified		132,000
Cash and cash equivalents		3,086
Trade accounts receivable		1,542
Prepaid expenses		45
Taxes recoverable		5
Collaterals		2,098
Financial assets - concession		125,191
Financial assets - business combination		0
Property, plant and equipment		18
Intangible assets		15
Liabilities assumed		44,110
Suppliers		2,413
Financing		32,611
Deferred income tax and social contribution		3,935
Deferred income tax and social contribution - business combination		(2,279)
Provisions for legal claims		1,682
Contingent liabilities - business combination		4,676
Others liabilities		1,072
Net assets acquired		87,890
Marumbi | Equity interest acquired
SummaryOfOperationsLineItems [Line Items]
Assets identified		32,999
Cash and cash equivalents		771
Trade accounts receivable		386
Prepaid expenses		11
Taxes recoverable		1
Collaterals		525
Financial assets - concession		31,297
Financial assets - business combination		0
Property, plant and equipment		4
Intangible assets		4
Liabilities assumed		11,028
Suppliers		603
Financing		8,153
Deferred income tax and social contribution		984
Deferred income tax and social contribution - business combination		(570)
Provisions for legal claims		421
Contingent liabilities - business combination		1,169
Others liabilities		268
Net assets acquired		R$ 21,971